Not FDIC Insured May Lose Value No Bank Guarantee
TGIT-Q1PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Templeton Emerging Markets Small Cap Fund 4
Notes to Schedules of Investments 8

Templeton Global Investment Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Templeton SMACS: Series EM
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 99.4%
Brazil 0.6%
Americanas SA .................. Internet & Direct Marketing Retail 1,949 $ 3,965
TOTVS SA ..................... Software 131 779
4,744
Cambodia 0.7%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,441 6,131
China 22.1%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,900 8,927
a
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 60,000 34,184
China Merchants Bank Co. Ltd., A .... Banks 3,681 18,271
China Merchants Bank Co. Ltd., H .... Banks 6,419 32,603
China Resources Cement Holdings Ltd. Construction Materials 21,612 11,732
China Resources Land Ltd. ......... Real Estate Management & Development 1,027 4,770
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 9,554 7,254
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 5,063 3,497
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 6,343 40,889
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 5,563 6,770
Ping An Bank Co. Ltd., A ........... Banks 6,500 12,051
Uni -President China Holdings Ltd. .... Food Products 20,099 17,642
198,590
Hungary 1.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 786 16,913
India 8.8%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 260 20,203
HDFC Bank Ltd. ................. Banks 1,920 38,109
a
PB Fintech Ltd. .................. Insurance 927 5,186
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 20,014 16,313
79,811
Indonesia 1.6%
Astra International Tbk . PT ......... Automobiles 37,610 14,551
Mexico 0.5%
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 16,156 4,816
Philippines 0.9%
BDO Unibank , Inc. ............... Banks 3,516 8,149
Russia 0.0%
a,b,c
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 458 —
South Africa 0.9%
Netcare Ltd. .................... Health Care Providers & Services 9,842 8,523
South Korea 38.1%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 685 17,632
Hankook Tire & Technology Co. Ltd. .. Auto Components 103 2,720
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 260 7,811
LG Chem Ltd. ................... Chemicals 16 9,234
LG Corp. ....................... Industrial Conglomerates 857 55,880
NAVER Corp. ................... Interactive Media & Services 387 56,879
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,532 123,007

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

See Abbreviations on page 11 .
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Samsung Life Insurance Co. Ltd. ..... Insurance 782 $ 44,386
Soulbrain Co. Ltd. ................ Chemicals 151 25,097
342,646
Taiwan 18.3%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 3,405 11,193
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 3,231 78,379
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,706 75,873
165,445
Thailand 4.3%
Kasikornbank PCL ............... Banks 5,963 24,662
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 19,621 6,510
Thai Beverage PCL ............... Beverages 15,644 7,326
38,498
United Arab Emirates 0.7%
a,d
Emirates Central Cooling Systems Corp. Water Utilities 16,540 6,034
Total Common Stocks (Cost $1,068,747) .......................................
894,851
Short Term Investments 0.0%
†
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.0%
†
United States 0.0%
†
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 3.446% ......... 184 184
Total Money Market Funds (Cost $184) .........................................
184
a a a a a
Total Short Term Investments (Cost $184 ) ......................................
184
a a a
Total Investments (Cost $1,068,931) 99.4% .....................................
$895,035
Other Assets, less Liabilities 0.6% .............................................
4,852
Net Assets 100.0% ...........................................................
$899,887
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $8,313, representing 0.9% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
A portion or all of the security purchased on a delayed delivery basis.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited), November 30, 2022
Templeton Emerging Markets Small Cap Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 93.9%
Brazil 2.9%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 4,073,716
Dexco SA ...................... Paper & Forest Products 2,000,900 3,218,430
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,174,611 1,500,168
Iguatemi SA .................... Real Estate Management & Development 521,639 1,901,181
a,b
Ser Educacional SA, 144A, Reg S .... Diversified Consumer Services 231,800 246,482
10,939,977
Cambodia 0.9%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,352,867 3,161,750
Chile 0.8%
Aguas Andinas SA, A ............. Water Utilities 12,646,388 2,925,498
China 11.6%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 1,284,652
a
Baozun , Inc., A .................. Internet & Direct Marketing Retail 1,104,817 1,571,588
c
Chervon Holdings Ltd. ............. Household Durables 440,600 2,523,440
b
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 3,523,955 3,769,934
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 191,357 10,890,127
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,657,800 4,451,375
Huaxin Cement Co. Ltd., H ......... Construction Materials 2,054,694 2,180,976
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,755,500 2,859,664
Longshine Technology Group Co. Ltd., A Software 1,270,164 4,676,979
a,b,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 7,104,060 2,786,937
a,b
Mobvista , Inc., 144A, Reg S ........ Media 3,057,861 1,608,275
a
Noah Holdings Ltd., ADR .......... Capital Markets 88,657 1,300,598
Uni -President China Holdings Ltd. .... Food Products 3,554,571 3,120,117
43,024,662
Egypt 0.2%
b
Integrated Diagnostics Holdings plc,
144A, Reg S .................. Health Care Providers & Services 1,014,300 731,879
Georgia 0.8%
a
Georgia Capital plc ............... Capital Markets 330,985 3,012,968
Hong Kong 3.3%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,523,013 3,692,388
Pacific Basin Shipping Ltd. ......... Marine 25,259,444 8,529,617
12,222,005
Hungary 2.0%
Richter Gedeon Nyrt . ............. Pharmaceuticals 344,688 7,417,128
India 22.4%
a
Affle India Ltd. ................... Media 443,966 6,924,935
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 266,700 20,723,143
Dalmia Bharat Ltd. ............... Construction Materials 369,006 8,272,731
b
Dilip Buildcon Ltd., 144A, Reg S ..... Construction & Engineering 313,039 908,165
EPL Ltd. ....................... Containers & Packaging 1,617,896 3,247,015
Federal Bank Ltd. ................ Banks 9,556,507 15,542,572
a,c
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 212,059 6,296,032
a
Max Financial Services Ltd. ......... Insurance 315,475 2,734,569
a
PB Fintech Ltd. .................. Insurance 492,010 2,752,294
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 4,259,477 9,457,195
Tata Consumer Products Ltd. ....... Food Products 252,809 2,548,564

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 4,872,750 $ 3,971,711
83,378,926
Kazakhstan 0.4%
b
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 141,651 1,515,666
Mexico 1.5%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,928,266 5,754,839
Peru 2.1%
c
Intercorp Financial Services, Inc. ..... Banks 319,071 7,849,147
Philippines 4.3%
Century Pacific Food, Inc. .......... Food Products 12,693,200 5,663,397
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,819,928 10,281,904
15,945,301
Saudi Arabia 0.7%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 47,834 2,418,659
South Africa 1.4%
Netcare Ltd. .................... Health Care Providers & Services 5,900,000 5,109,612
South Korea 12.1%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 285,264 7,342,711
Hankook Tire & Technology Co. Ltd. .. Auto Components 79,062 2,087,728
a
Hugel , Inc. ..................... Biotechnology 56,384 5,016,563
i -SENS, Inc. .................... Health Care Equipment & Supplies 112,523 2,867,399
a
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 35,073 6,114,807
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 36,958 4,957,009
Lock&Lock Co. Ltd. ............... Household Durables 399,574 2,023,116
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 42,084 2,903,321
NeoPharm Co. Ltd. ............... Personal Products 64,000 917,777
RFHIC Corp. .................... Semiconductors & Semiconductor Equipment 26,038 469,876
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 32,891 1,336,750
Soulbrain Co. Ltd. ................ Chemicals 29,000 4,819,916
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 121,335 2,980,161
Zinus , Inc. ...................... Household Durables 45,156 1,126,330
44,963,464
Sri Lanka 0.1%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 460,470
Switzerland 1.4%
a,b
Wizz Air Holdings plc, 144A, Reg S ... Airlines 195,550 5,340,287
Taiwan 16.1%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 186,082 2,806,891
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,397,838 5,696,694
Merida Industry Co. Ltd. ........... Leisure Products 1,425,648 8,661,794
momo.com, Inc. ................. Internet & Direct Marketing Retail 309,761 6,135,002
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 894,509 8,798,954
Poya International Co. Ltd. ......... Multiline Retail 518,494 7,639,955
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,626,472 3,081,147
Shin Zu Shing Co. Ltd. ............ Machinery 1,253,807 3,474,270
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 5,226,772 9,978,303

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,451,808 $ 3,767,336
60,040,346
Thailand 2.7%
Dynasty Ceramic PCL ............. Building Products 28,599,840 2,234,759
Major Cineplex Group PCL ......... Entertainment 5,443,800 3,053,413
Tisco Financial Group PCL ......... Banks 1,681,050 4,680,545
9,968,717
United Arab Emirates 0.3%
a
Americana Restaurants International plc Hotels, Restaurants & Leisure 1,357,714 967,925
Vietnam 5.9%
FPT Corp. ...................... IT Services 2,919,379 8,892,744
Hoa Phat Group JSC ............. Metals & Mining 4,234,547 3,186,566
Mobile World Investment Corp. ...... Specialty Retail 3,117,700 5,610,253
a
Vincom Retail JSC ............... Real Estate Management & Development 3,389,152 4,243,678
21,933,241
Total Common Stocks (Cost $337,328,987) .....................................
349,082,467
a
Preferred Stocks 2.6%
Brazil 1.6%
d
Bradespar SA, 32.31% ............ Metals & Mining 1,125,110 6,133,574
Chile 1.0%
d
Embotelladora Andina SA, A, 17.52% . Beverages 1,250,500 1,980,017
d
Embotelladora Andina SA, B, 15.87% . Beverages 873,588 1,678,996
3,659,013
Total Preferred Stocks (Cost $13,871,827) ......................................
9,792,587
Total Long Term Investments (Cost $351,200,814) ...............................
358,875,054
Short Term Investments 3.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.9%
United States 3.9%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 3.446% ......... 14,407,250 14,407,250
Total Money Market Funds (Cost $14,407,250) ..................................
14,407,250
a a a a a
Total Short Term Investments (Cost $14,407,250 ) ................................
14,407,250
a a a
Total Investments (Cost $365,608,064) 100.4% ..................................
$373,282,304
Other Assets, less Liabilities (0.4)% ...........................................
(1,502,165)
Net Assets 100.0% ...........................................................
$371,780,139
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

See Abbreviations on page 11 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $19,767,289, representing 5.3% of net assets.
c
A portion or all of the security is on loan at November 30, 2022.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds’ administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2022, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS
:
Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $ 72,154 $ 99,940 $ (171,910) $ — $ — $ 184 184 $ 261
Total Affiliated Securities ... $72,154 $99,940 $(171,910) $— $— $184 $261
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $ 10,045,248 $ 16,058,083 $ (11,696,081) $ — $ — $ 14,407,250 14,407,250 $ 63,295
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $— $295,910 $(295,910) $— $— $— — $272
Total Affiliated Securities ... $10,045,248 $16,353,993 $(11,991,991) $— $— $14,407,250 $63,567

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A summary of inputs used as of November 30, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 4,744 $ — $ — $ 4,744
Cambodia ............................ — 6,131 — 6,131
China ............................... 34,184 164,406 — 198,590
Hungary ............................. — 16,913 — 16,913
India ................................ — 79,811 — 79,811
Indonesia ............................ — 14,551 — 14,551
Mexico .............................. 4,816 — — 4,816
Philippines ............................ — 8,149 — 8,149
Russia ............................... — — —
a
—
South Africa ........................... — 8,523 — 8,523
South Korea .......................... — 342,646 — 342,646
Taiwan ............................... — 165,445 — 165,445
Thailand ............................. — 38,498 — 38,498
United Arab Emirates .................... 6,034 — — 6,034
Short Term Investments ................... 184 — — 184
Total Investments in Securities ........... $49,962 $845,073
b
$— $895,035
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $10,939,977 $— $— $ 10,939,977
Cambodia ............................ — 3,161,750 — 3,161,750
Chile ................................ 2,925,498 — — 2,925,498
China ............................... 12,190,725 30,833,937 — 43,024,662
Egypt ................................ — 731,879 — 731,879
Georgia .............................. 3,012,968 — — 3,012,968
Hong Kong ........................... — 12,222,005 — 12,222,005
Hungary ............................. — 7,417,128 — 7,417,128
India ................................ 6,296,032 77,082,894 — 83,378,926
Kazakhstan ........................... 1,515,666 — — 1,515,666
Mexico .............................. 5,754,839 — — 5,754,839
Peru ................................ 7,849,147 — — 7,849,147
Philippines ............................ 5,663,397 10,281,904 — 15,945,301
Saudi Arabia .......................... — 2,418,659 — 2,418,659
South Africa ........................... — 5,109,612 — 5,109,612
South Korea .......................... — 44,963,464 — 44,963,464
Sri Lanka ............................. 460,470 — — 460,470
Switzerland ........................... — 5,340,287 — 5,340,287
Taiwan ............................... — 60,040,346 — 60,040,346
Thailand ............................. — 9,968,717 — 9,968,717
United Arab Emirates .................... — 967,925 — 967,925
Vietnam .............................. — 21,933,241 — 21,933,241
Preferred Stocks ........................ 9,792,587 — — 9,792,587
Short Term Investments ................... 14,407,250 — — 14,407,250
Total Investments in Securities ........... $80,808,556 $292,473,748
c
$— $373,282,304
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at November 30, 2022.
b
Includes foreign securities valued at $845,073, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
c
Includes foreign securities valued at $291,505,823, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.